Regulatory Matters	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory Matters
(22)	Regulatory Matters

Effective January 1, 2015, the Bank became subject to new capital requirements set forth by federal banking regulations. These changes were designed to ensure capital positions remain strong during the events of economic downturns or unforeseen losses. The Company is exempt from consolidated capital requirements as the Federal Reserve Board amended its “small bank holding company” policy statement to generally exempt savings and loan holding companies with less than $1.0 billion in assets from capital requirements.

These new requirements create a new capital ratio for common equity Tier 1 capital and increase the Tier 1 capital ratio requirements. Under the new capital regulation for the Bank, the minimum capital ratios consist of a common equity tier 1 ratio of 4.5% of risk-weighted assets, a tier 1 capital ratio of 6.0% of risk-weighted assets, a total capital ratio of 8.0% of risk weighted assets, and a leverage ratio of 4.0%.Common equity tier 1 generally comprises of common stock, additional paid in capital, and retained income.

There were changes in the risk weighting of certain assets to better reflect the risk associated with those assets, such as the risk weighting for nonperforming loans and certain high volatility commercial real estate acquisitions, development and construction loans. The changes also include additional limitations on the inclusion of deferred tax asset in capital. The Bank made a one-time election to exclude accumulated other comprehensive income from regulatory capital in order to reduce the impact of market volatility on regulatory capital.

The following table shows the Bank’s capital amounts and ratios and regulatory thresholds at December 31, 2015 and 2014.

	Actual		Minimum for Capital Adequacy Purposes		Minimum to be Well Capitalized
	Amount	%	Amount	%	Amount	%
December 31, 2015
Common Equity Tier 1 Capital to Risk-Weighted Assets	$45,056	12.44%	$16,297	4.50%	$23,540	6.50%
Tier I Capital to Risk-Weighted Assets	45,056	12.44	21,729	6.00	28,972	8.00
Total Capital to Risk-Weighted Assets	47,567	13.13	28,972	8.00	36,215	10.00
Tier I Capital to Total Assets	45,056	9.76	18,466	4.00	23,082	5.00
December 31, 2014
Tier I Capital to Risk-Weighted Assets	$38,581	32.57	$4,738	4.00%	$7,107	6.00
Total Capital to Risk-Weighted Assets	40,064	33.82	9,477	8.00	11,846	10.00
Tier I Capital to Total Assets	38,581	16.99	9,083	4.00	11,354	6.00

As of December 31, 2015, the Bank was well capitalized under all capital ratios. There are no conditions or events since that notification that management believes have changed the institution’s capitalization category.